                         AMERIPRISE CERTIFICATE COMPANY

                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER

                                  JUNE 30, 2007













                                                             Report Number C-100
                                                                     ACC Reports
                                                              September 14, 2007

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2007

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Balance Sheet                                                                2-3
Statement of Income                                                          4-5
Statement of Comprehensive Loss                                                6
Statement of Shareholder's Equity                                              7
Statement of Cash Flows                                                        8
Investment of Securities in Unaffiliated Issuers                            9-23

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET

June 30, 2007                                                        Unaudited
                                                                    (thousands)

ASSETS

QUALIFIED ASSETS

Investments in unaffiliated issuers:
   Cash and cash equivalents                                        $  122,475
   Available-for-Sale securities, at fair value                      3,762,924
   First mortgage loans on real estate and other loans, at cost        376,458
   Certificate loans - secured by certificate reserves, at cost          8,560
                                                                    ----------

Total investments                                                    4,270,417
                                                                    ----------

Receivables:
   Dividends and interest                                               29,008
   Investment securities sold                                           18,142
                                                                    ----------

Total receivables                                                       47,150
                                                                    ----------

Equity index options, purchased                                        104,752
                                                                    ----------

Total qualified assets                                               4,422,319
                                                                    ----------

OTHER ASSETS

Deferred taxes, net                                                     72,299
Due from other affiliates                                                    3
                                                                    ----------

Total other assets                                                      72,302
                                                                    ----------

Total assets                                                        $4,494,621
                                                                    ==========

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)

June 30, 2007                                                         Unaudited
                                                                     (thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

Certificate Reserves
Installment certificates:
   Reserves to mature                                                $   58,687
   Additional credits and accrued interest                                1,814
   Advance payments and accrued interest                                    260
Fully paid certificates:
   Reserves to mature                                                 4,063,960
   Additional credits and accrued interest                               42,151
Due to unlocated certificate holders                                         43
                                                                     ----------

Total certificate reserves                                            4,166,915
                                                                     ----------
Accounts Payable and Accrued Liabilities:
   Due to related party                                                     385
   Current taxes payable to parent                                        7,636
   Payable for investment securities purchased                            5,166
   Equity index options, written and other liabilities                  115,394
                                                                     ----------

   Total accounts payable and accrued liabilities                       128,581
                                                                     ----------

Total liabilities                                                     4,295,496
                                                                     ----------

SHAREHOLDER'S EQUITY

Common shares, $10 par - authorized and issued 150,000 shares             1,500
Additional paid-in capital                                              246,611
Retained earnings:
   Appropriated for pre-declared additional credits and interest          2,305
Accumulated other comprehensive loss - net of tax                       (51,291)
                                                                     ----------

Total shareholder's equity                                              199,125
                                                                     ----------

Total liabilities and shareholder's equity                           $4,494,621
                                                                     ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME

Six Months Ended June 30, 2007                                        Unaudited
                                                                     (thousands)

INVESTMENT INCOME FROM UNAFFILIATED INVESTMENTS
Interest income:
   Available-for-Sale Securities                                       $ 98,250
   Mortgage loans on real estate and other loans                         13,459
   Certificate loans                                                        243
Dividends                                                                   781
Equity index options                                                     11,148
Other                                                                     1,363
                                                                       --------

Total investment income                                                 125,244
                                                                       --------

INVESTMENT EXPENSES
Ameriprise Financial, Inc. and affiliated company fees:
   Distribution                                                           9,532
   Investment advisory and services                                       5,245
   Transfer agency                                                        3,215
   Depository                                                               171
Other                                                                       663
                                                                       --------

Total investment expenses                                                18,826
                                                                       --------

NET INVESTMENT INCOME BEFORE PROVISION
   FOR CERTIFICATE RESERVES AND INCOME TAX PROVISION                   $106,418
                                                                       --------

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME (CONTINUED)

Six Months Ended June 30, 2007                                        Unaudited
                                                                     (thousands)

PROVISION FOR CERTIFICATE RESERVES
According to the terms of the certificates:
   Provision for certificate reserves                                 $  3,223
   Interest on additional credits                                           95
   Interest on advance payments                                              5
Additional credits/interest authorized by ACC                          102,360
                                                                      --------

Total provision for certificate reserves before reserve recoveries     105,683
Reserve recoveries from terminations prior to maturity                     299
                                                                      --------

Net provision for certificate reserves                                 105,982
                                                                      --------

NET INVESTMENT INCOME BEFORE INCOME TAX PROVISION                          436
Income tax provision                                                    (1,290)
                                                                      --------

NET INVESTMENT INCOME                                                    1,726
                                                                      --------

NET REALIZED LOSS ON INVESTMENTS
Securities of unaffiliated issuers before income tax benefit              (635)
Income tax benefit                                                        (222)
                                                                      --------

NET REALIZED LOSS ON INVESTMENTS                                          (413)
                                                                      --------

NET INCOME                                                            $  1,313
                                                                      ========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE LOSS

Six Months Ended June 30, 2007                                        Unaudited
                                                                     (thousands)

NET INCOME                                                             $ 1,313
                                                                       -------
OTHER COMPREHENSIVE LOSS

Unrealized losses on Available-for-Sale securities:
   Unrealized holding losses arising during period                      (3,106)
   Income tax benefit                                                     (980)
                                                                       -------
      Net unrealized holding losses arising during period               (2,126)
                                                                       -------

   Reclassification adjustment for losses included in net income           655
   Income tax benefit                                                      228
                                                                       -------
      Net reclassification adjustment for losses included in net
         income                                                            427
                                                                       -------

Net unrealized losses on Available-for-Sale securities                  (1,699)
                                                                       -------

Total comprehensive loss                                               $  (386)
                                                                       =======

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY

Six Months Ended June 30, 2007                                        Unaudited
                                                                     (thousands)

COMMON STOCK
   Balance at beginning and end of period                             $  1,500
                                                                      ========
ADDITIONAL PAID-IN CAPITAL
   Balance at beginning of period                                     $274,115
   Dividend/return of capital to parent                                (27,504)
                                                                      --------

   Balance at end of period                                           $246,611
                                                                      ========

RETAINED EARNINGS
   APPROPRIATED FOR PREDECLARED ADDITIONAL
   CREDITS/INTEREST
      Balance at beginning of period                                  $  3,473
      Transferred from unappropriated retained earnings                 (1,183)
                                                                      --------

      Balance at end of period                                        $  2,290
                                                                      ========

   APPROPRIATED FOR ADDITIONAL INTEREST ON ADVANCE PAYMENTS
      Balance at beginning and end of period                          $     15
                                                                      ========
   UNAPPROPRIATED
      Balance at beginning of period                                  $     --
      Net income                                                         1,313
      Dividend/return of capital to parent                              (2,496)
      Transferred to appropriated retained earnings                      1,183
                                                                      --------

      Balance at end of period                                        $     --
                                                                      ========

ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
      Balance at beginning of period                                  $(49,592)
      Net other comprehensive loss                                      (1,699)
                                                                      --------

      Balance at end of period                                        $(51,291)
                                                                      ========

TOTAL SHAREHOLDER'S EQUITY                                            $199,125
                                                                      ========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2007                                        Unaudited
                                                                     (thousands)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                           $     1,313
Adjustments to reconcile net income to net
cash provided by operating activities:
   Interest added to certificate loans                                      (161)
   Amortization of premiums, accretion of discounts, net                   4,914
   Deferred taxes, net                                                    (1,091)
   Net realized investment loss (gain) before income tax provision           635
   Changes in other operating assets and liabilities:
      Deferred distribution fees, net                                         --
      Equity index options purchased and written, net                        681
      Due (from) to parent - federal income taxes                          7,595
      Dividends and interest receivable                                    3,711
      Other assets and liabilities, net                                   14,117
                                                                     -----------

Net cash provided by operating activities                                 31,714
                                                                     -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale investments:
   Sales                                                                 196,205
   Maturities and redemptions                                            361,359
   Purchases                                                             (78,051)
Other investments:
   Sales                                                                   4,275
   Maturities and redemptions                                             76,347
   Purchases                                                             (48,221)
Certificate loans:
   Payments                                                                  487
   Fundings                                                                 (291)
Changes in amounts due to and from brokers, net                          (13,841)
                                                                     -----------

Net cash provided by investing activities                                498,269
                                                                     -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Payments from certificate owners                                         461,973
Provision for certificate reserve                                        105,982
Certificate maturities and cash surrenders                            (1,119,710)
Proceeds from reverse repurchase agreements                               30,000
Payments on reverse repurchase agreements                                (30,000)
Capital contribution from parent                                         (30,000)
                                                                     -----------

NET CASH USED IN FINANCING ACTIVITIES                                   (581,755)
                                                                     -----------

Net decrease in Cash and Cash Equivalents                                (51,772)
Cash and Cash Equivalents at beginning of period                         174,247
                                                                     -----------

Cash and cash equivalents at end of period                           $   122,475
                                                                     ===========

SUPPLEMENTAL DISCLOSURES INCLUDING NON-CASH TRANSACTIONS:
   Cash refunded for income taxes                                    $   (10,112)
   Certificate maturities and surrenders through loan reductions     $       932

AMERIPRISE CERTIFICATE COMPANY                                        SCHEDULE 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
AT JUNE 30, 2007
(IN THOUSANDS, EXCEPT WHERE INDICATED OTHERWISE)

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
BONDS AND NOTES

U.S. GOVERNMENT
U.S. Government-Direct Obligations
FANNIE MAE                            2008   4.000%     15,000      14,998      14,796
FANNIE MAE                            2012   4.450%      5,299       5,299       5,098
US TREASURY                           2008   5.625%        200         202         201
US TREASURY                           2014   4.750%        165         171         163
TOTAL - U.S. GOVERNMENT-DIRECT
   OBLIGATIONS                                          20,664      20,670      20,258

TOTAL - U.S. GOVERNMENT                                 20,664      20,670      20,258

MORTGAGE BACKED SECURITIES
Mortgage Backed Securities
AESOP FUNDING II LLC AESOP_03-        2009   3.720%      7,500       7,531       7,394
AESOP_05-4                            2010   4.400%     18,000      17,996      17,551
AESOP_2003-2                          2009   3.610%      4,700       4,671       4,637
AMCAR_04-BM                           2011   2.670%      2,753       2,734       2,719
ARMT_2004-2                           2035   5.230%      3,310       3,348       3,299
BAA_2003-1                            2033   5.000%      3,380       3,399       3,298
BACM_03-1                             2036   3.878%      8,143       8,105       7,852
BACM_2004-5                           2041   4.176%     12,000      12,005      11,706
BALL_01-FM                            2016   6.119%      2,391       2,391       2,420
BALL_06-LAQ                           2021   5.510%     25,000      25,020      25,072
BANC OF AMERICA FUNDING CORP B        2035   5.355%      7,074       7,121       7,019
BANK OF AMERICA MORTGAGE SECUR        2033   4.149%     15,000      14,941      15,003
BANK ONE ISSUANCE TRUST BOIT          2011   3.860%     13,400      13,399      13,155
BEAR STEARNS ALT-A TRUST BALTA        2035   4.638%      9,052       9,033       8,816
BEAR STEARNS ALT-A TRUST BALTA        2035   5.222%      4,698       4,718       4,660
BOAMS_04-B                            2034   4.130%      8,760       8,733       8,700
BOAMS_04-F_2A6                        2034   4.144%     10,000       9,868       9,825
BOAMS_04G                             2034   4.558%      8,482       8,343       8,337
BOAMS_2004-E                          2034   4.108%     15,000      14,893      14,617
BOAMS_2004-E                          2034   4.409%      5,829       5,598       5,685
BOAMS_2004-H                          2034   4.447%      4,752       4,701       4,676
BSARM_2003-2                          2033   3.990%      5,125       5,121       5,090
BSCMS_03-TOP10                        2040   4.000%      5,321       5,334       5,121
BSCMS_2004-PWR5                       2042   4.254%      7,200       7,217       6,989
BSMF_06-AR5                           2036   5.530%     17,240      17,240      17,200
BVMBS_05-1                            2035   4.475%     11,705      11,672      11,364
CARAT_2004-2                          2009   3.920%     10,000       9,937       9,871
CDCSC_02-FX1                          2019   5.252%      6,922       6,932       6,901
CDTIM_05-1A                           2017   4.670%      3,405       3,405       3,310

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
CENTEX HOME EQUITY CHECK_03-A         2031   3.750%      2,479       2,467       2,453
CIT EQUIPMENT COLLATERAL 2004-        2008   3.500%        897         897         893
CMAC_98-C1                            2031   6.490%      2,672       2,715       2,682
CMLTI_05-3                            2035   4.677%      7,898       7,858       7,747
COMM_04-LNB3                          2037   4.713%      7,500       7,508       7,388
COUNTRYWIDE HOME LOANS CWHL_05        2036   5.461%      1,701       1,701       1,692
CSFBMSC_04-C2                         2036   3.819%      5,698       5,585       5,429
CWALT_05-24                           2035   6.337%      6,557       6,624       6,567
CWALT_05-27                           2035   6.488%      8,203       8,284       8,239
CWALT_06-OA19                         2047   5.570%     22,483      22,483      22,493
CWALT_06-OC8                          2036   5.430%     19,170      19,158      19,181
CWA_2004-33                           2034   4.951%      3,459       3,488       3,465
CWA_2004-J7                           2034   4.673%      2,728       2,723       2,690
CWHEL_04-K                            2034   5.620%      1,327       1,329       1,328
CWHL_04-12                            2034   4.894%      6,626       6,550       6,588
CWHL_05-HYB7                          2035   5.739%     17,678      17,777      17,642
DART_05-2                             2010   4.120%      4,684       4,684       4,666
DBALT_07-AR1                          2047   5.480%     22,051      22,051      22,056
DBALT_07-OA1                          2047   5.470%      9,103       9,103       9,079
DEUTSCHE ALT-A SECURITIES INC         2037   5.490%     24,300      24,300      24,316
DLJCMC_99-CG3                         2032   7.120%        187         186         187
EQUITY ONE EQABS_2004-3               2034   5.100%      9,153       9,261       9,014
FANNIE MAE                            2008   3.930%     11,268      11,368      11,076
FANNIE MAE                            2019   6.075%     10,723      10,925      10,688
FANNIE MAE                            2033   4.549%      8,713       8,592       8,383
FANNIE MAE 050973                     2009   6.000%        886         878         887
FANNIE MAE 105989                     2020   5.916%        157         162         160
FANNIE MAE 190726                     2033   7.084%        663         677         673
FANNIE MAE 249907                     2024   7.500%        605         612         613
FANNIE MAE 250670                     2011   7.000%        203         203         206
FANNIE MAE 250671                     2011   7.500%        562         562         573
FANNIE MAE 250857                     2012   7.000%        505         504         515
FANNIE MAE 252259                     2014   5.500%         43          42          42
FANNIE MAE 252344                     2014   5.500%      3,170       3,109       3,136
FANNIE MAE 252381                     2014   5.500%      2,951       2,891       2,927
FANNIE MAE 254010                     2008   5.500%        780         778         780
FANNIE MAE 254508                     2012   5.000%      8,192       8,316       8,086
FANNIE MAE 254584                     2012   5.000%     13,034      13,184      12,863
FANNIE MAE 254586                     2013   5.000%     20,638      20,991      20,367
FANNIE MAE 254590                     2018   5.000%     19,105      19,232      18,531
FANNIE MAE 254591                     2018   5.500%      9,807      10,105       9,698
FANNIE MAE 254663                     2013   5.000%      2,908       2,940       2,869
FANNIE MAE 254720                     2018   4.500%     55,588      55,809      52,990
FANNIE MAE 303259                     2025   7.049%        588         604         592
FANNIE MAE 303445                     2009   5.500%        608         599         606
FANNIE MAE 303970                     2024   6.000%      2,636       2,602       2,621
FANNIE MAE 313042                     2011   7.000%        384         384         390

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
FANNIE MAE 313522                     2012   7.000%        989         991       1,016
FANNIE MAE 313561                     2012   8.000%        574         580         593
FANNIE MAE 323290                     2013   6.000%        102         101         103
FANNIE MAE 323748                     2014   6.500%      1,760       1,729       1,801
FANNIE MAE 323833                     2014   6.000%        877         869         882
FANNIE MAE 36225                      2016   9.000%          9          10          10
FANNIE MAE 367005                     2012   7.000%        426         424         440
FANNIE MAE 509806                     2014   6.500%        647         641         662
FANNIE MAE 545249                     2016   5.500%      5,937       5,955       5,872
FANNIE MAE 545303                     2016   5.000%      7,561       7,466       7,359
FANNIE MAE 545492                     2022   5.500%      2,552       2,527       2,495
FANNIE MAE 545679                     2022   5.500%      5,929       5,782       5,797
FANNIE MAE 545786                     2032   5.427%      1,737       1,744       1,754
FANNIE MAE 555724                     2018   4.500%      8,219       8,180       7,831
FANNIE MAE 566074                     2031   5.859%        811         808         828
FANNIE MAE 584507                     2031   5.564%        947         944         960
FANNIE MAE 584829                     2016   6.000%      1,741       1,728       1,751
FANNIE MAE 585743                     2016   5.500%      5,797       5,819       5,734
FANNIE MAE 616220                     2016   5.000%      5,397       5,307       5,253
FANNIE MAE 617270                     2017   5.000%      5,760       5,696       5,606
FANNIE MAE 620293                     2032   5.475%      1,942       1,931       1,974
FANNIE MAE 622462                     2016   5.500%      4,737       4,684       4,685
FANNIE MAE 623866                     2017   5.000%      7,233       7,212       7,040
FANNIE MAE 625943                     2017   5.000%      9,973       9,945       9,673
FANNIE MAE 651629                     2032   5.117%      1,247       1,247       1,249
FANNIE MAE 653342                     2032   5.350%        498         500         507
FANNIE MAE 654158                     2032   4.992%      2,244       2,244       2,237
FANNIE MAE 654195                     2032   4.918%      3,511       3,513       3,492
FANNIE MAE 655646                     2032   5.751%      1,355       1,355       1,373
FANNIE MAE 655798                     2032   5.191%      4,253       4,242       4,260
FANNIE MAE 661349                     2032   5.409%      1,052       1,053       1,058
FANNIE MAE 661501                     2032   5.070%      1,440       1,443       1,438
FANNIE MAE 661744                     2032   5.336%      2,170       2,174       2,167
FANNIE MAE 664521                     2032   5.104%      1,974       1,978       1,971
FANNIE MAE 664750                     2032   4.924%      1,305       1,306       1,294
FANNIE MAE 670731                     2032   5.329%      4,740       4,758       4,714
FANNIE MAE 670779                     2032   5.129%      5,722       5,748       5,647
FANNIE MAE 670890                     2032   4.684%      5,865       5,871       5,809
FANNIE MAE 670912                     2032   5.070%      5,080       5,091       5,002
FANNIE MAE 670947                     2032   4.707%      4,775       4,783       4,732
FANNIE MAE 685479                     2018   4.500%     19,449      19,556      18,532
FANNIE MAE 694852                     2033   4.964%      4,667       4,748       4,606
FANNIE MAE 70007                      2017   6.752%        129         130         129
FANNIE MAE 701161                     2018   4.500%     12,576      12,649      11,983
FANNIE MAE 70117                      2017   6.789%         45          46          46
FANNIE MAE 701269                     2018   4.500%     14,878      14,962      14,177
FANNIE MAE 704592                     2018   5.000%      8,163       8,403       7,919

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
FANNIE MAE 708635                     2018   5.000%      5,647       5,813       5,479
FANNIE MAE 708646                     2018   4.500%      8,054       8,072       7,674
FANNIE MAE 722779                     2033   4.391%     10,801      10,823      10,338
FANNIE MAE 725558                     2034   4.570%      3,400       3,368       3,332
FANNIE MAE 725694                     2034   4.761%      5,337       5,230       5,177
FANNIE MAE 725719                     2033   4.846%      7,554       7,523       7,421
FANNIE MAE 733525                     2033   3.961%     11,307      10,851      10,687
FANNIE MAE 739194                     2033   5.055%      2,995       3,004       2,928
FANNIE MAE 743856                     2033   4.712%      2,493       2,496       2,410
FANNIE MAE 758873                     2033   4.472%      5,933       5,866       5,689
FANNIE MAE 774968                     2034   4.770%      3,285       3,323       3,217
FANNIE MAE 794787                     2034   5.158%      7,924       8,027       7,754
FANNIE MAE 799733                     2034   5.057%      5,118       5,207       5,058
FANNIE MAE 801917                     2034   5.008%      9,819       9,868       9,576
FANNIE MAE 804561                     2034   4.446%      5,941       5,955       5,885
FANNIE MAE 809532                     2035   4.923%      6,644       6,693       6,609
FANNIE MAE 834552                     2035   4.894%      8,361       8,411       8,197
FANNIE MAE 88879                      2019   6.662%        257         259         258
FANNIE MAE 89125                      2019   6.873%        478         486         487
FANNIE MAE FNMA_03-28                 2022   5.000%      6,446       6,543       6,293
FANNIE MAE FNMA_04-3                  2034   3.750%      2,156       2,156       2,147
FANNIE MAE FNMA_05-40                 2030   5.000%      9,596       9,642       9,394
FANNIE MAE FNMA_99-8                  2014   6.000%      3,080       3,061       3,093
FHAMS_04-AA7                          2035   4.695%      3,996       4,021       4,015
FHAMS_05-AA2                          2035   5.060%      5,431       5,535       5,418
FHAMS_05-AA3                          2035   5.350%     10,438      10,540      10,339
FHAT_2004-A4                          2034   5.387%      3,981       4,030       3,963
FHLMC_2382                            2030   5.500%      3,286       3,260       3,273
FHLMC_2478                            2021   5.250%      3,634       3,630       3,616
FHLMC_2619                            2022   5.000%     15,319      15,624      14,953
FHLMC_2835                            2032   4.500%     10,466      10,453      10,120
FHLMC_2872                            2022   4.500%      9,668       9,677       9,329
FHLMC_2901                            2033   4.500%      5,176       5,172       5,023
FHLMC_2907                            2019   4.500%      6,558       6,554       6,356
FMGT_03-T5                            2013   4.055%      5,632       5,632       5,471
FNMA_02-10                            2042   5.000%         56          56          56
FNMA_03-18                            2043   4.610%      6,201       6,200       6,156
FNMA_04-81                            2020   4.350%     10,788      10,789      10,443
FNMA_04-89                            2022   4.500%      9,105       9,059       8,845
FNMA_2004-W8                          2044   4.572%        619         617         616
FREDDIE MAC 1B0183                    2031   5.209%      1,104       1,092       1,107
FREDDIE MAC 350190                    2022   7.125%         84          86          85
FREDDIE MAC 405014                    2019   7.090%         88          89          90
FREDDIE MAC 405092                    2019   7.033%        120         119         121
FREDDIE MAC 405185                    2018   7.000%        230         229         233
FREDDIE MAC 405243                    2019   7.138%        104         105         105
FREDDIE MAC 405360                    2019   7.241%         45          45          45

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
FREDDIE MAC 405437                    2019   7.400%        100          99         101
FREDDIE MAC 405615                    2019   7.112%         95          96          96
FREDDIE MAC 605041                    2019   7.017%         23          23          23
FREDDIE MAC 605048                    2018   6.928%        123         123         124
FREDDIE MAC 605432                    2017   6.963%        128         127         128
FREDDIE MAC 605433                    2017   6.891%        170         171         171
FREDDIE MAC 605454                    2017   6.743%        409         406         409
FREDDIE MAC 606024                    2019   6.839%        125         123         125
FREDDIE MAC 606025                    2019   6.722%        492         492         492
FREDDIE MAC 630074                    2018   5.750%          9           9           9
FREDDIE MAC 780514                    2033   5.006%     11,320      11,611      11,081
FREDDIE MAC 780845                    2033   4.536%      5,935       5,769       5,763
FREDDIE MAC 780903                    2033   4.537%      5,901       5,846       5,657
FREDDIE MAC 781884                    2034   5.140%     37,482      37,929      36,467
FREDDIE MAC 785363                    2025   7.491%        323         326         333
FREDDIE MAC 785619                    2026   7.375%        230         230         233
FREDDIE MAC 785634                    2026   7.375%         88          88          89
FREDDIE MAC 788941                    2031   5.515%        477         470         480
FREDDIE MAC 840031                    2019   7.000%         11          11          11
FREDDIE MAC 840035                    2019   7.227%        102         101         103
FREDDIE MAC 840036                    2019   7.342%         54          54          55
FREDDIE MAC 840072                    2019   6.961%        101         100         101
FREDDIE MAC 845154                    2022   7.125%        214         221         220
FREDDIE MAC 845523                    2023   7.244%        138         143         140
FREDDIE MAC 845654                    2024   7.450%        406         412         412
FREDDIE MAC 845730                    2023   7.399%        960         988         984
FREDDIE MAC 845733                    2024   7.280%        727         739         729
FREDDIE MAC 846072                    2029   7.087%        257         263         260
FREDDIE MAC 846107                    2025   7.812%        158         162         161
FREDDIE MAC 865008                    2018   6.107%        446         450         457
FREDDIE MAC FHLMC_2542                2022   5.500%      9,892      10,133       9,828
FREDDIE MAC FHLMC_2548                2022   5.500%     25,043      25,452      24,926
FREDDIE MAC FHLMC_2550                2022   5.500%      7,400       7,534       7,343
FREDDIE MAC FHLMC_2556                2022   5.500%     29,854      30,411      29,705
FREDDIE MAC FHLMC_2558                2022   5.500%      9,512       9,667       9,441
FREDDIE MAC FHLMC_2574                2022   5.000%      7,396       7,523       7,188
FREDDIE MAC FHLMC_2586                2023   5.500%      9,535       9,767       9,438
FREDDIE MAC FHLMC_2595                2022   5.500%     64,439      65,835      64,028
FREDDIE MAC FHLMC_2597                2022   5.500%     28,656      29,322      28,447
FREDDIE MAC FHLMC_2603                2022   5.500%     22,756      23,251      22,648
FREDDIE MAC FHLMC_2770                2032   3.750%      8,418       8,387       8,050
FREDDIE MAC FHR_2931-QA               2015   4.500%     10,842      10,891      10,735
FREDDIE MAC GOLD C90581               2022   5.500%      3,075       3,053       3,007
FREDDIE MAC GOLD C90582               2022   5.500%      1,894       1,881       1,852
FREDDIE MAC GOLD E00151               2007   7.500%         14          14          14
FREDDIE MAC GOLD E00383               2010   7.000%        466         465         476
FREDDIE MAC GOLD E00388               2010   7.000%        254         252         259

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
FREDDIE MAC GOLD E00426               2011   6.500%        286         284         291
FREDDIE MAC GOLD E00484               2012   6.500%        221         218         226
FREDDIE MAC GOLD E01140               2017   6.000%      7,831       8,068       7,875
FREDDIE MAC GOLD E76761               2014   6.500%      1,308       1,291       1,331
FREDDIE MAC GOLD E77557               2014   6.500%        104         102         106
FREDDIE MAC GOLD E90153               2017   6.000%      1,589       1,646       1,598
FREDDIE MAC GOLD E90154               2017   6.000%      4,256       4,408       4,279
FREDDIE MAC GOLD E91041               2017   5.000%      7,041       7,049       6,830
FREDDIE MAC GOLD E91491               2012   5.000%      3,085       3,134       3,050
FREDDIE MAC GOLD E93341               2012   5.000%     11,085      11,337      10,955
FREDDIE MAC GOLD E95403               2018   5.000%      6,445       6,638       6,252
FREDDIE MAC GOLD E95556               2013   4.500%      3,612       3,698       3,528
FREDDIE MAC GOLD E95562               2013   4.500%      6,720       6,874       6,561
FREDDIE MAC GOLD E95671               2018   5.000%      8,127       8,358       7,884
FREDDIE MAC GOLD E96172               2013   4.500%     20,647      21,159      20,164
FREDDIE MAC GOLD G10364               2010   7.000%        307         306         312
FREDDIE MAC GOLD G10665               2012   7.000%      1,900       1,895       1,950
FREDDIE MAC GOLD G10949               2014   6.500%        806         797         820
FREDDIE MAC GOLD G11004               2015   7.000%        288         287         295
FREDDIE MAC GOLD G11193               2016   5.000%      4,518       4,460       4,397
FREDDIE MAC GOLD G11298               2017   5.000%      6,548       6,558       6,352
FREDDIE MAC GOLD G30227               2023   5.500%      7,779       8,068       7,607
GCCF_02-C1                            2013   3.357%      2,064       2,063       2,047
GCCF_03-C2                            2036   4.022%      6,000       6,046       5,856
GECAF_2003-1A                         2015   5.870%      6,508       6,561       6,505
GECCMC_04-C2                          2040   4.119%     12,700      12,600      12,309
GINNIE MAEII 008157                   2023   6.375%        387         393         390
GINNIE MAEII 008206                   2017   6.375%        177         175         179
GINNIE MAEII 008240                   2017   5.750%         83          80          83
GINNIE MAEII 008251                   2017   5.750%          7           7           8
GINNIE MAEII 008274                   2017   6.125%        277         273         280
GINNIE MAEII 008283                   2017   6.125%         37          37          38
GINNIE MAEII 008293                   2017   6.125%         71          70          72
GINNIE MAEII 008341                   2018   5.375%         14          14          15
GINNIE MAEII 008353                   2018   5.375%        138         135         139
GINNIE MAEII 008377                   2018   5.750%         62          60          62
GINNIE MAEII 008428                   2018   6.125%         27          27          28
GINNIE MAEII 008440                   2018   6.125%        110         109         111
GINNIE MAEII 8365                     2018   5.375%        158         154         159
GINNIE MAEII 8638                     2025   5.375%        401         405         406
GMACCMSI_2004-C3                      2041   4.207%      8,000       8,019       7,757
GMHE_2004-AR2                         2034   4.378%      5,658       5,673       5,561
GMHE_2004-AR2                         2034   5.221%      7,797       7,809       7,666
GNMA_02-81                            2025   3.815%     10,243      10,196       9,874
GNMA_03-17                            2018   2.578%      7,315       7,291       7,076
GNMA_04-10                            2031   4.043%      9,062       9,025       8,640
GNMA_04-19                            2034   4.500%      8,857       8,885       8,653

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
GNMA_04-77                            2020   4.585%      6,482       6,552       6,403
GNMA_05-02                            2019   4.116%      8,696       8,696       8,523
GNMA_05-10                            2021   4.031%      6,642       6,642       6,450
GNMA_2004-23                          2027   3.629%     13,670      13,668      12,723
GNMA_2004-45                          2021   4.020%      8,063       8,024       7,803
GNMA_2004-60                          2018   4.104%      6,874       6,874       6,731
GNMA_2004-XX                          2020   2.913%      6,920       6,815       6,666
GPMF_05-AR5                           2045   7.027%     13,205      13,503      13,428
GSAP_05-5                             2045   6.320%     11,739      11,662      11,644
GSMS_2004-GG2                         2038   4.602%     12,215      12,285      12,021
GSR_04-10F                            2019   4.500%      4,174       4,195       4,100
GSR_05-AR1                            2035   4.936%     11,984      12,031      11,831
GSR_05-AR3                            2035   5.018%     10,266      10,315      10,102
GSR_05-AR5                            2035   5.171%     15,075      15,078      14,999
HARBORVIEW MORTGAGE LOAN TRUST        2034   4.784%      7,081       7,140       6,872
HERTZ VEHICLE FINANCING LLC HE        2009   3.230%     15,000      14,998      14,506
HOND_2004-3                           2008   2.910%      1,617       1,617       1,610
HVMLT_04-7                            2034   4.589%      7,167       7,107       7,093
HVMLT_05-15                           2045   7.027%     17,165      17,563      17,465
HVMLT_05-8                            2035   6.527%      6,031       6,090       6,083
HVMLT_06-14                           2038   5.520%     16,768      16,768      16,750
HVMLT_2004-10                         2035   5.252%      3,545       3,573       3,563
HVMLT_2004-6                          2034   4.664%      4,540       4,507       4,405
HVML_2004-4                           2034   6.070%        927         918         925
INDX_05-AR1                           2035   5.113%      2,151       2,161       2,152
INDYMAC INDX MORTGAGE LOAN TRU        2035   5.213%      9,057       9,110       8,950
JPMCCMSC_03-CIBC6                     2037   4.393%      6,946       6,883       6,702
JPMCC_02-CIB5                         2037   4.372%      7,505       7,550       7,366
JPMCC_04-C2                           2041   4.278%      8,852       8,840       8,704
JPMCMFC_04-C1                         2038   3.053%      4,035       3,989       3,903
LB-UBS COMM MORT TRUST LBUBSCM        2026   5.969%      2,350       2,350       2,356
LB-UBS COMM MORT TRUST LBUBSCM        2026   4.904%      4,164       4,166       4,145
LB-UBS COMM MORT TRUST LBUBSCM        2026   4.023%      4,578       4,581       4,513
LB-UBS COMM MORT TRUST LBUBSCM        2026   4.071%      6,411       6,439       6,234
LB-UBS COMM MORT TRUST LBUBSCM        2027   4.064%     10,000      10,013       9,757
LB-UBS COMM MORT TRUST LBUBSCM        2027   3.636%      8,674       8,683       8,533
LB-UBS COMM MORT TRUST LBUBSCM        2027   4.207%      9,680       9,688       9,501
LBUBSCMT_04-C4                        2029   4.567%     10,000      10,048       9,864
LBUBSCMT_05-C5                        2030   4.741%     15,586      15,630      15,435
LBUBSCMT_2004-C7                      2029   3.625%      4,004       4,013       3,921
LBUBSCMT_2004-C8                      2029   4.201%     18,425      18,314      17,910
LBUBS_05-C1                           2030   4.310%     13,100      13,018      12,735
LIFT - LEASE INVESTMENT FLIGHT        2016   5.750%      2,234       2,234       2,167
LUMINENT MORTGAGE TRUST LUM_06        2046   5.560%      7,883       7,883       7,908
LUMINENT MORTGAGE TRUST LUM_07        2037   5.510%     10,270      10,270      10,267
MARM_05-1                             2035   5.131%      7,279       7,357       7,268
MERRILL LYNCH MOR INVEST INC M        2033   4.086%     10,000       9,977       9,830

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
MLCC_2004-1                           2034   4.726%      3,425       3,432       3,381
MLMI_05-A1                            2034   4.536%      6,647       6,663       6,578
MLMI_05-A2                            2035   4.489%     11,143      11,146      10,896
MORGAN STANLEY CAPITAL I MSC_0        2019   5.450%     24,614      24,618      24,617
MORGAN STANLEY CAPITAL I MSDWC        2040   3.270%      3,311       3,316       3,189
MSALT_2004-HB2                        2009   2.940%      1,166       1,166       1,161
MSC 2004-IQ8 A3                       2040   4.500%      7,000       7,014       6,809
MSCI_04-HQ4                           2040   4.220%      7,000       6,998       6,809
MSDWCI_02-TOP7                        2039   5.380%      2,075       2,083       2,070
MSDWCI_04-T13                         2045   3.940%     12,308      12,188      11,904
MSM_2004-10AR                         2034   4.929%      3,269       3,299       3,277
MSM_2004-10AR                         2034   5.117%      5,414       5,481       5,405
MSM_2004-6AR                          2034   4.773%      7,385       7,334       7,225
NAVOT_05-A                            2014   4.430%      9,000       9,000       8,832
NEW YORK CITY TAX LIEN NYCTL_0        2018   4.780%      1,156       1,156       1,150
NPF XII INC NPF12_00-2                2007   5.740%     10,000           0           0
PCMT_03-PWR1                          2036   3.669%      4,821       4,712       4,640
POPLR_05-3                            2035   4.437%     10,060      10,042       9,889
PROVIDIAN GATEWAY MASTER TRUST        2011   3.350%      5,000       5,000       4,980
RALI_05-QA2                           2035   5.064%      9,503       9,603       9,326
RALI_2004-QR1                         2034   5.250%      4,694       4,727       4,588
RALI_2004-QS5                         2034   4.750%      3,315       3,303       3,229
RAMC_05-3                             2035   4.814%     10,000       9,981       9,898
RESIDENTIAL ACCREDIT LOANS INC        2037   5.510%     14,579      14,579      14,542
RESIDENTIAL ACCREDIT LOANS INC        2035   5.594%      3,590       3,625       3,567
RESTRUCTURED ASSET SECURITIES         2030   4.000%      5,292       5,271       5,005
RFMSI_03-QS2                          2033   4.500%      3,394       3,363       3,202
RFMSI_04-KS9                          2034   4.620%     11,000      10,993      10,443
RFMSI_05-SA2                          2035   5.145%     21,764      21,816      21,349
SASC_2003-24A                         2033   5.579%      3,264       3,324       3,226
SASC_2004-18H                         2034   4.750%      7,701       7,721       7,597
SBAP_05-10D                           2015   4.510%      4,206       4,206       4,089
SMALL BUSINESS ADMIN                  2022   4.750%      3,380       3,440       3,242
SMALL BUSINESS ADMIN                  2013   3.900%      1,878       1,897       1,801
SMALL BUSINESS ADMIN                  2014   3.870%      4,411       4,451       4,233
STRUCTURED ADJUSTABLE RATE MOR        2034   4.935%      8,698       8,837       8,537
TOPT_01-TZH                           2013   6.522%      2,727       2,725       2,740
TRIAD FINANCIAL CORP                  2010   4.280%      6,876       6,875       6,830
WAMU_04-AR10                          2044   5.815%      3,981       3,995       3,992
WAMU_05-AR2                           2045   5.540%        341         341         341
WAMU_05-AR3                           2035   4.638%     10,751      10,798      10,562
WAMU_2004-AR4                         2034   3.799%     10,000       9,873       9,581
WASHINGTON MUTUAL WAMU_03-A11         2033   3.985%      7,500       7,485       7,355
WASHINGTON MUTUAL WAMU_03-A12         2034   3.961%     12,500      12,477      12,236
WASHINGTON MUTUAL WAMU_03-AR3         2033   3.927%      6,728       6,728       6,668
WASHINGTON MUTUAL WAMU_04-AR5-        2034   3.841%     10,000       9,819       9,778
WASHINGTON MUTUAL WAMU_04-AR7         2034   3.942%     10,000       9,838       9,741

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
WASHINGTON MUTUAL WAMU_04-S3          2034   5.500%     13,927      14,211      13,758
WASHINGTON MUTUAL WAMU_05-AR10        2035   4.835%     10,000      10,007       9,711
WASHINGTON MUTUAL WAMU_05-AR4         2035   4.672%     10,000       9,958       9,878
WBCMT_2004-C11                        2041   3.333%      4,227       4,209       4,147
WFMBS_04-DD                           2035   4.498%      5,761       5,768       5,659
WFMBS_04-P                            2034   4.246%      7,827       7,667       7,671
WFMBS_05-AR10                         2035   4.110%      7,643       7,598       7,488
WFMBS_05-AR2                          2035   4.545%      4,047       4,063       3,956
WFMBS_05-AR2                          2035   4.939%     12,659      12,561      12,431
WFMBS_05-AR4                          2035   4.525%     10,694      10,666      10,474
WFMBS_2004-0                          2034   4.894%      6,644       6,586       6,472
WFMBS_2004-CC                         2035   4.954%      6,979       6,991       6,863
WFMBS_2004-W                          2034   4.561%     20,000      20,112      20,530
TOTAL - MORTGAGE BACKED SECURITIES                   2,404,374   2,403,487   2,353,437

TOTAL - MORTGAGE BACKED SECURITIES                   2,404,374   2,403,487   2,353,437

MUNICIPAL BONDS

New Jersey
NEW JERSEY STATE TRNPK AUTH           2009   3.140%      4,000       4,000       3,882
TOTAL - NEW JERSEY                                       4,000       4,000       3,882

New York
NEW YORK CITY GO - LT                 2008   3.000%      5,000       5,001       4,900
TOTAL - NEW YORK                                         5,000       5,001       4,900

Pennsylvania
WYOMING VALLEY PA SANI AUTH WT        2007   5.125%         15          15          15
TOTAL - PENNSYLVANIA                                        15          15          15

TOTAL - MUNICIPAL BONDS                                  9,015       9,016       8,797

CORPORATE DEBT SECURITIES
Corporate - Finance
ALLSTATE FINANCIAL GLOBAL FUND        2008   4.250%      5,000       4,997       4,934
AMERICAN GENERAL FINANCE CORPO        2007   4.500%      7,500       7,498       7,473
AMERICAN GENERAL FINANCE CORPO        2008   2.750%      7,500       7,480       7,314
ASSOCIATED BK GREEN BAY               2007   3.700%      6,000       5,996       5,976
BANK OF AMERICA CORP                  2010   7.800%      5,000       5,417       5,285
BANK OF AMERICA CORP                  2009   5.875%      5,000       5,141       5,040
BANK OF NEW YORK CO INC/THE           2007   5.200%      7,000       7,000       7,000
BANK OF NEW YORK CO INC/THE           2009   3.625%     10,000       9,991       9,761
BANK ONE NA - CHICAGO                 2008   3.700%     19,000      19,028      18,841
BERKSHIRE HATHAWAY INC                2008   3.375%     17,500      17,483      17,077
CAMDEN PROPERTY TRUST                 2009   4.700%      3,750       3,747       3,690

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
CAMDEN PROPERTY TRUST                 2010   4.375%     10,000      10,009       9,707
COUNTRYWIDE FUNDING CORP              2009   4.125%     15,000      14,799      14,549
DIAGEO CAPITAL PLC                    2007   3.500%      4,000       3,999       3,970
DIAGEO CAPITAL PLC                    2008   3.375%     10,000       9,988       9,858
ERAC USA FINANCE COMPANY              2008   7.350%     14,658      15,111      14,859
ERAC USA FINANCE COMPANY              2008   5.300%     12,000      11,996      11,907
ERP OPERATING LP                      2009   4.750%     12,500      12,491      12,327
FIFTH THIRD BANCORP                   2008   3.375%     12,000      11,973      11,749
FLEETBOSTON FINANCIAL CORP            2007   4.200%     11,000      11,018      10,947
HERTZ GLOBAL HOLDINGS INC             2014   8.875%      1,645       1,656       1,715
HOUSEHOLD FINANCE CORP                2008   4.625%     12,000      12,047      11,954
HSBC BANK USA                         2009   3.875%     20,000      19,942      19,379
JPMORGAN CHASE & CO                   2008   4.000%     10,000      10,007       9,915
KEY BANK OF NY                        2008   7.500%      9,000       9,470       9,186
LEHMAN BROTHERS HOLDINGS INC          2010   4.375%      8,500       8,463       8,181
LEHMAN BROTHERS HOLDINGS INC          2010   4.250%      5,000       4,989       4,874
M & I MARSHALL & ILSLEY BANK          2009   3.950%     21,500      21,484      20,959
MBNA CORP                             2008   4.625%      5,000       4,998       4,952
MERRILL LYNCH & CO INC                2009   4.750%     10,000       9,992       9,844
MERRILL LYNCH & CO INC                2008   3.700%      7,500       7,543       7,394
MERRILL LYNCH & CO INC                2010   4.500%      2,000       2,006       1,939
MERRILL LYNCH AIG CBO                 2010   6.680%      6,500           0           0
MERRILL LYNCH ELLIOTT & PAIGE         2010   6.858%     11,000           0           0
METROPOLITAN LIFE GLOBAL FUNDI        2010   4.500%     20,000      19,966      19,508
NEWS AMERICA INC                      2008   6.625%      3,150       3,204       3,166
NEWS AMERICA INC                      2010   4.750%      2,000       2,019       1,960
OLD NATIONAL BANCORP/IN               2008   3.500%      7,000       6,996       6,842
POPULAR NORTH AMERICA INC             2008   4.250%     12,500      12,493      12,322
POPULAR NORTH AMERICA INC             2008   3.875%      2,500       2,501       2,450
PRICOA GLOBAL FUNDING I               2008   4.350%     38,000      38,044      37,573
PRICOA GLOBAL FUNDING I               2010   4.200%      2,480       2,478       2,408
SIMON PROPERTY GROUP INC              2007   7.125%     10,000      10,012      10,034
SUNGARD DATA                          2014   4.875%        370         332         326
SUNTRUST BANK                         2009   4.550%     20,000      19,992      19,707
SUNTRUST BANK                         2011   6.375%      3,500       3,771       3,593
SUNTRUST BANKS INC                    2007   5.050%      7,500       7,500       7,500
TD BANKNORTH INC                      2008   3.750%      8,650       8,665       8,537
TIAA GLOBAL MARKETS                   2008   3.875%      7,500       7,499       7,439
TRAVELERS PROPERTY CASUALTY           2008   3.750%      5,000       4,998       4,939
US BANCORP                            2008   3.125%      5,000       4,980       4,920
US BANK NA                            2009   3.400%      6,800       6,762       6,594
US BANK NA                            2011   6.375%     21,455      22,795      22,102
WACHOVIA CORP                         2009   3.625%     10,000       9,992       9,737
WASHINGTON MUTUAL BANK FA             2011   6.875%      1,500       1,612       1,559
WASHINGTON MUTUAL INC                 2008   4.375%     12,980      13,022      12,907
WELLS FARGO & CO                      2008   3.500%      5,000       4,999       4,928
WELLS FARGO BANK NA                   2011   6.450%     20,250      21,695      20,880

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
WORLD SAVINGS BANK FSB                2009   4.125%     15,000      14,976      14,563
WORLD SAVINGS BANK FSB                2009   4.500%     30,000      30,060      29,558
TOTAL - CORPORATE - FINANCE                            602,188     589,122     578,608

Corporate - Industrial
ALLIED WASTE NORTH AMERICA            2011   6.375%        505         493         491
ALUMINUM CO OF AMERICA-ALCOA          2007   4.250%     10,000       9,999       9,984
AMERICAN STANDARD COS INC             2008   7.375%      2,000       1,990       2,019
AMERISOURCEBERGEN CORP                2015   5.875%        955         951         918
BALL CORP                             2012   6.875%      2,000       2,036       1,985
BEAZER HOMES USA INC                  2013   6.500%        750         763         645
BOISE CASCADE LLC                     2012   8.231%      1,000       1,002       1,000
BOISE CASCADE LLC                     2014   7.125%        500         519         475
BOYD GAMING CORP                      2014   6.750%      1,000       1,001         980
BRISTOW GROUP INC                     2013   6.125%        500         484         471
BRITISH SKY BROADCASTING PLC          2009   6.875%      1,500       1,486       1,531
BURLINGTON NORTHERN AND SANTA         2012   4.255%      4,212       4,212       3,860
BURLINGTON NORTHERN AND SANTA         2012   4.255%      7,055       7,055       6,507
BURLINGTON NORTHERN SANTA FE C        2010   7.125%      5,000       5,426       5,243
CADBURY SCHWEPPES US                  2008   3.875%     11,000      10,991      10,769
CAESARS ENTERTAINMENT INC             2013   7.000%      1,000       1,059       1,048
CALIFORNIA STEEL INDUSTRIES           2014   6.125%      1,500       1,494       1,395
CANADIAN NATL RAILWAY CO              2009   4.250%     15,250      15,229      14,904
CARDINAL HEALTH INC                   2008   6.250%     16,585      16,942      16,685
CASCADES INC                          2013   7.250%        425         432         413
CHESAPEAKE ENERGY CORP                2013   7.500%      1,500       1,554       1,526
CHESAPEAKE ENERGY CORP                2014   7.500%      1,000       1,017       1,013
CHESAPEAKE ENERGY CORP                2015   6.375%        300         303         286
CHESAPEAKE ENERGY CORP                2017   6.500%        210         208         199
CHURCH & DWIGHT CO INC                2012   6.000%      1,750       1,755       1,678
CLOROX CO                             2010   4.200%     27,660      27,660      26,800
COMCAST CORP                          2011   5.500%      7,500       7,759       7,485
COMMUNITY HEALTH SYSTEMS INC          2012   6.500%      2,350       2,366       2,453
COTT BEVERAGES INC                    2011   8.000%      1,750       1,740       1,768
CROWN AMERICAS INC                    2013   7.625%      1,250       1,250       1,263
CROWN AMERICAS INC                    2015   7.750%      1,145       1,174       1,151
CSC HOLDINGS INC                      2007   7.875%      2,500       2,489       2,516
CSC HOLDINGS INC                      2012   6.750%        500         508         475
CVS CAREMARK CORP                     2009   4.000%     17,500      17,541      16,937
DAIMLERCHRYSLER NA HLDG               2008   4.750%      9,000       9,063       8,957
DAIMLERCHRYSLER NA HLDG               2008   4.050%     10,000      10,031       9,850
DAVITA INC                            2013   6.625%      1,000         999         976
DEL MONTE FOODS CO                    2015   6.750%      1,500       1,509       1,429
DENBURY RESOURCES INC                 2013   7.500%        665         679         665
DEX MEDIA WEST LLC/DEX MEDIA F        2010   8.500%        890         913         922
DIRECTV HOLDINGS LLC                  2015   6.375%      1,985       1,966       1,866
DOW CHEMICAL CO/THE                   2009   4.027%     22,500      22,500      21,670

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
DR HORTON INC                         2009   8.000%      2,000       1,998       2,058
DR HORTON INC                         2012   5.375%      5,825       5,805       5,473
DRS TECHNOLOGIES INC                  2013   6.875%      2,335       2,362       2,265
ECHOSTAR DBS CORP                     2008   5.750%      1,750       1,752       1,746
ECHOSTAR DBS CORP                     2011   6.375%      1,000       1,000         980
ENCORE ACQUISITION CO                 2014   6.250%      1,000         961         893
ENCORE ACQUISITION CO                 2015   6.000%        160         151         141
ENERGIZER HOLDINGS INC                2007   3.440%      6,000       6,000       5,949
ENERGIZER HOLDINGS INC                2008   4.900%      4,000       4,000       3,955
EQUIFAX INC                           2007   4.950%      4,000       3,999       3,992
EQUISTAR CHEMICALS LP                 2009   8.750%      1,500       1,525       1,553
FLEXTRONICS INTL LTD                  2013   6.500%      1,050       1,057         990
GENERAL ELECTRIC CAP CORP             2008   3.500%      7,500       7,499       7,386
GENERAL ELECTRIC CAP CORP             2008   4.250%      4,000       3,997       3,976
GENERAL MOTORS ACCEPTANCE CORP        2011   6.875%     12,500      13,063      12,296
GEORGIA GULF CORP                     2013   7.125%      2,450       2,526       2,230
GIBRALTAR INDUSTRIES                  2015   8.000%        250         250         250
HALLMARK CARDS INC                    2008   4.220%     10,000      10,000       9,702
HCA INC                               2012   6.300%      1,800       1,818       1,665
HILTON HOTELS CORP                    2009   7.200%      1,500       1,525       1,541
HOST MARRIOTT L.P.                    2013   7.125%      2,000       2,046       1,998
INDESIT COMPANY SPA                   2009   5.170%     19,000      19,000      18,591
ING SECURITY LIFE INSTITUTIONA        2010   4.250%     23,750      23,733      23,079
INTERNATIONAL PAPER CO                2008   3.800%     15,000      15,018      14,784
JONES APPAREL GROUP INC               2009   4.250%     11,250      11,249      10,858
K HOVNANIAN ENTERPRISES INC           2014   6.375%      1,000       1,024         855
K HOVNANIAN ENTERPRISES INC           2015   6.250%        750         750         638
KB HOME                               2014   5.750%      1,660       1,653       1,461
KB HOME                               2015   5.875%      2,035       2,025       1,770
KELLOGG CO                            2008   2.875%      5,000       5,000       4,884
KRAFT FOODS INC                       2011   5.625%      9,250       9,528       9,171
KRAFT FOODS INC                       2008   4.000%      4,000       3,994       3,926
L-3 COMMUNICATIONS HOLDINGS IN        2013   6.125%      2,750       2,750       2,599
L-3 COMMUNICATIONS HOLDINGS IN        2015   5.875%      1,000       1,000         928
LIN TV CORP                           2013   6.500%      1,500       1,485       1,466
MANITOWOC CO INC/THE                  2013   7.125%      1,575       1,597       1,579
MASCO CORP                            2007   4.625%      5,000       5,000       4,994
MAY DEPT STORES                       2009   4.800%     17,500      17,538      17,166
MEDIA NEWS GROUP INC                  2013   6.875%      1,360       1,170       1,170
MERITAGE HOMES CORP                   2015   6.250%        845         799         752
MERITOR AUTOMOTIVE INC                2009   6.800%         87          88          85
MGM MIRAGE                            2009   6.000%      2,250       2,256       2,230
MIRANT NORTH AMERICA LLC              2013   7.375%        975         986         997
MOHEGAN TRIBAL GAMING AUTHORIT        2009   6.375%        500         502         495
MOOG INC                              2015   6.250%      1,500       1,511       1,444
NALCO COMPANY                         2011   7.750%      1,500       1,524       1,511
NEWFIELD EXPLORATION CO               2011   7.625%      2,500       2,551       2,569

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
NEWFIELD EXPLORATION CO               2014   6.625%        200         207         193
NORAMPAC INC                          2013   6.750%      2,500       2,486       2,384
NORTHROP GRUMMAN CORP                 2011   7.125%      5,000       5,366       5,245
NOVA CHEMICALS CORPORATION            2012   6.500%      1,800       1,856       1,683
NOVELIS INC                           2015   7.250%      1,300       1,318       1,334
OMNICARE INC                          2013   6.125%      1,750       1,769       1,630
OMNICARE INC                          2015   6.875%        575         582         546
OWENS-BROCKWAY                        2011   7.750%      1,500       1,532       1,539
PACIFIC ENERGY PARTNERS L.P.          2014   7.125%        500         506         517
PACIFIC ENERGY PARTNERS L.P.          2015   6.250%        250         252         246
PACKAGING CORP OF AMERICA             2008   4.375%      3,250       3,247       3,202
PEABODY ENERGY CORP                   2013   6.875%      2,800       2,864       2,786
PEABODY ENERGY CORP                   2016   5.875%      1,000       1,005         935
PRAXAIR INC                           2008   2.750%     15,000      14,987      14,620
RAYTHEON CO                           2007   4.500%      2,995       2,999       2,985
RIO TINTO FINANCE - USA LTD           2008   2.625%     12,500      12,499      12,074
ROGERS CABLE SYSTEMS                  2013   6.250%      1,500       1,516       1,514
RR DONNELLEY & SONS CO                2009   3.750%      7,500       7,496       7,272
SAFEWAY INC                           2007   4.800%      5,000       5,000       4,999
SARA LEE CORP                         2008   2.750%     15,000      14,990      14,588
SHAW COMMUNICATIONS INC               2011   7.250%      1,250       1,284       1,288
SILGAN HOLDINGS INC                   2013   6.750%      1,000       1,001         978
SPEEDWAY MOTORSPORTS INC              2013   6.750%      1,000       1,008         984
STANDARD-PACIFIC CORP                 2008   6.500%      1,500       1,502       1,463
STANDARD-PACIFIC CORP                 2010   6.500%        295         297         274
STANLEY WORKS/THE                     2007   3.500%      2,500       2,499       2,483
STARWOOD HOTELS AND RESORTS WO        2012   7.875%        500         536         521
STATION CASINOS INC                   2012   6.000%      1,660       1,635       1,560
THOMSON CORP                          2009   4.250%      7,500       7,475       7,309
TRANSDIGM INC                         2014   7.750%        720         720         727
TRIAD HOSPITALS INC                   2013   7.000%        500         510         526
TRIAD HOSPITALS INC                   2012   7.000%      1,500       1,500       1,567
UNION PACIFIC CORP                    2009   3.875%      6,000       5,995       5,851
UNION PACIFIC CORP                    2010   3.625%      3,000       2,991       2,844
UNION PACIFIC RAILROAD COMPANY        2012   3.860%      8,910       8,910       8,612
UNION TANK                            2008   6.500%        550         551         555
UNITED RENTALS - NORTH AMERICA        2012   6.500%        915         912         891
VAIL RESORTS INC                      2014   6.750%        650         657         633
VALMONT INDUSTRIES INC                2014   6.875%      1,500       1,502       1,474
VIDEOTRON - LE GRPE LTD               2014   6.875%      1,000       1,014         980
VIN & SPIRIT AB - V&S                 2008   3.570%     15,000      15,000      14,672
WABTEC CORP                           2013   6.875%      1,360       1,375       1,340
WEYERHAEUSER CO                       2008   5.950%     10,000      10,102      10,073
XTO ENERGY INC                        2014   4.900%      1,000         995         944
TOTAL - CORPORATE - INDUSTRIAL                         555,079     558,061     543,090

Corporate - Utility

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
AMERITECH CAPITAL FUNDING CORP        2008   6.150%      7,000       7,115       7,026
CINCINNATI BELL INC                   2013   7.250%      1,250       1,265       1,281
COMCAST CABLE COMMUNICATIONS I        2008   6.200%     15,000      15,420      15,119
CONSOLIDATED EDISON CO OF NEW         2008   6.250%      6,000       6,097       6,027
CONSOLIDATED NAT GAS CO               2008   6.625%      5,700       5,907       5,804
CONSUMERS ENERGY                      2008   6.375%      3,500       3,550       3,515
CONSUMERS ENERGY                      2008   4.250%      9,500       9,560       9,404
DEUTSCHE TELEKOM INTERNATIONAL        2010   8.000%     15,750      17,435      16,787
DEUTSCHE TELEKOM INTERNATIONAL        2008   3.875%      5,000       5,001       4,922
DTE ENERGY CO                         2009   6.650%      5,000       5,201       5,092
DUKE ENERGY CORP                      2008   3.750%      4,500       4,500       4,450
DUKE ENERGY CORP                      2008   4.200%     10,000      10,024       9,844
GULF STATE UTILITIES                  2009   5.760%     10,000      10,000       9,995
NISOURCE FINANCE CORPORATION          2010   7.875%      7,500       8,251       7,986
PACIFIC GAS AND ELECTRIC COMPA        2009   3.600%     17,500      17,338      16,994
PACIFICORP                            2008   4.300%      6,500       6,498       6,413
PPL ELECTRIC UTILITIES CORPORA        2007   5.875%      6,135       6,157       6,137
PROGRESS ENERGY CAROLINAS             2009   5.950%      4,000       4,105       4,033
PSEG POWER                            2007   5.381%      5,000       5,009       4,996
PUGET ENERGY INC                      2008   3.363%      3,500       3,500       3,433
RELIANT ENERGY INC                    2014   6.750%      1,500       1,519       1,536
SBC COMMUNICATIONS INC                2011   6.250%      7,000       7,358       7,152
SBC COMMUNICATIONS INC                2009   4.125%      5,000       4,984       4,862
SPRINT CAPITAL CORP                   2011   7.625%     10,000      10,844      10,521
TAMPA ELECTRIC CO                     2007   5.375%      3,785       3,796       3,784
TELECOM ITALIA                        2010   4.000%     15,000      14,867      14,420
TELUS CORP ORD                        2011   8.000%      9,900      10,983      10,587
TRANS CONTINENTAL GAS PIPELINE        2011   7.000%        750         780         776
US WEST COMMUNICATIONS INC            2015   7.625%        510         515         527
VERIZON NEW YORK INC                  2012   6.875%      4,000       4,265       4,170
VERIZON PENNSYLVANIA                  2011   5.650%     12,250      12,600      12,226
XCEL ENERGY INC                       2008   3.400%      2,500       2,478       2,447
TOTAL - CORPORATE - UTILITY                            220,530     226,922     222,266

To Be Determined
GARDNER DENVER INC                    2013   8.000%        250         250         261
HJ HEINZ CO                           2008   6.428%     10,000      10,146      10,100
OFFICEMAX INC                         2013   7.000%      1,500       1,557       1,388
TOTAL - TO BE DETERMINED                                11,750      11,953      11,749

TOTAL - CORPORATE DEBT SECURITIES                    1,389,547   1,386,058   1,355,713

TOTAL - BONDS AND NOTES                              3,823,599   3,819,231   3,738,204

PREFERRED STOCK

                                                     6/30/2007
                                                     PRINCIPAL
                                                       AMT OF
                                                      BONDS &
                                                     NOTES OR       COST      VALUE AT
                                                        # OF      (NOTES     6/30/2007
ISSUER NAME AND ISSUER TITLE                           SHARES      A & C)     (NOTE A)
----------------------------                         ---------   ---------   ---------
PREFERRED STOCK - STATED MATURITY
Corporate - Industrial
WHIRLPOOL CORP                        2008   6.550%          9         902         902
TOTAL - CORPORATE - INDUSTRIAL                               9         902         902

Corporate - Utility
AMERENCILCO                           2008   5.850%         29       2,947       2,922
SAN DIEGO GAS & ELEC COMPANY          2008   7.050%         33         822         817
TOTAL - CORPORATE - UTILITY                                 62       3,769       3,739

TOTAL - PREFERRED STOCK - STATED
   MATURITY                                                 71       4,671       4,641

PREFERRED STOCK - PERPETUAL
Corporate - Finance
UBS PREFERRED FUNDING TRUST IV               6.243%     20,000      19,612      20,079
TOTAL - CORPORATE - FINANCE                             20,000      19,612      20,079

TOTAL - PREFERRED STOCK - PERPETUAL                     20,000      19,612      20,079

TOTAL - PREFERRED STOCK                                 20,071      24,284      24,719

TOTAL INVESTMENTS IN SECURITIES OF
   UNAFFILIATED ISSUERS                              3,843,671   3,843,514   3,762,924

NOTES:

a) See Notes 1 and 3 to the financial statements regarding determination of cost and fair values.

     All available for sale securities are carried at fair value on the balance sheet.

b) In the absence of market quotations, securities are valued by Amerprise Certificate Company at fair value

c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $ 3.9 billion.

d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold. Also see note 3b to financial statements

e)   Non-income producing securities